WARRANT (Details - Assumptions used) - $ / shares	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Aug. 10, 2021	Sep. 27, 2021	Dec. 31, 2021	Dec. 02, 2021	Jun. 01, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (USD/price)					$ 0.50	$ 0.50
Risk free rate	1.16%			1.16%
Expected term/ Contractual life (years)	4 years 3 months 21 days			4 years 3 months 21 days
Expected volatility	48.15%			48.15%
C Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market price per share (USD/share)		$ 1.47	$ 1.71
Exercise price (USD/price)		$ 2.50	$ 2.50
Risk free rate		0.14%	0.15%
Dividend yield		0.00%	0.00%
Expected term/ Contractual life (years)		1 year 4 months 20 days	1 year 3 months 3 days
Expected volatility		56.36%	52.93%
D Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Market price per share (USD/share)		$ 0.66	$ 0.73
Exercise price (USD/price)		$ 5.00	$ 5.00
Risk free rate		0.14%	0.15%
Dividend yield		0.00%	0.00%
Expected term/ Contractual life (years)		1 year 4 months 20 days	1 year 3 months 3 days
Expected volatility		56.36%	52.93%